Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

August 16, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Variable Global High Yield Bond Portfolio (the “Fund”), a series of Legg Mason Partners Variable Income Trust (the “Registrant”)
Securities Act File No. 33-40603
Investment Company Act File No. 811-06310

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated August 1, 2012 to the Fund’s Prospectus relating to Class II shares dated May 1, 2012.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8029.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC